GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2018	2017
Balance at beginning of the year	$1,301	$502
Acquisitions through business combinations(1)	2,905	815
Foreign currency translation and other	(347)	(16)
Balance at end of the year	$3,859	$1,301

(1)	See Note 6, Acquisition of Businesses for additional information.